TYPE                13F-HR
PERIOD              12/31/03
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: December 31,2003

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       February 11, 2004
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         16

Form 13F Information Table Value Total:    $  212,931
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                              FORM 13F INFORMATION TABLE
                                              VALUE      SHARES/   SH/    PUT/    INVSTMT  OTHER        VOTING AUTHORITY
    NAME  OF ISSUER     TITLE OF CLA  CUSIP   (X$1000)   PRN AMT   PRN    CALL    DSCRETN  MANAGERSSOLE   SHARED     NONE
--------------------------------------------- ----------- ------------------------------------------------ -------- --------
Allied Capital Corp     PUT         01903q958      27,880 1,000,000  SH     PUT    OTHER   01              1,000,000
ANDREW CORPCMN          COM         034425108      10,399   897,274  SH            OTHER   01                897,274
Capital One Financial   PUT         14040h955       1,532    25,000  SH     PUT    OTHER   01                 25,000
Harley Davidson Inc     PUT         412822958       1,768    37,200  SH     PUT    OTHER   01                 37,200
INTERWOVEN INCCMN       COM         46114t102      46,749 3,618,307  SH            OTHER   01              3,618,307
Magna Entertainment CL-ACL-A        559211107      22,967 4,547,996  SH            OTHER   01              4,407,996  140,000
MARTHA STEWART OMNIMEDIACL-A        573083102      11,861 1,204,200  SH            OTHER   01              1,204,200
Nasdaq 100 TR           PUT         631100954       3,646   100,000  SH     PUT    OTHER   01                100,000
NET2PHONE INCCMN        COM         64108n106      12,999 1,911,596  SH            OTHER   01              1,911,596
POWERWAVE TECHNOLOGIES ICOM         739363109      41,482 5,359,399  SH            OTHER   01              5,359,399
PRE PAID LEGAL SERVICES COM         740065107       4,108   157,280  SH            OTHER   01                 41,292  115,988
PRE PAID LEGAL SERVICES PUT         740065957      13,060   500,000  SH     PUT    OTHER   01                500,000
RUBIO'S RESTAURANTS INC COM         78116b102         713   119,252  SH            OTHER   01                119,252
Sears Roebuck & Co.     PUT         812387958       2,275    50,000  SH     PUT    OTHER   01                 50,000
THESTREET.COM, INC.CMN  COM         88368q103       8,944 2,202,889  SH            OTHER   01              2,202,889
TRIKON TECHNOLOGIES INC COM         896187408       2,548   447,816  SH            OTHER   01                447,816

 /TEXT
 /DOCUMENT
 /SUBMISSION